MARKET RISK (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Monetary assets		$ 1.1	$ 4.3
Monetary liabilities		8.0	6.6
Net currency exposure		(6.9)	(2.3)
USD
Disclosure of detailed information about financial instruments [line items]
Monetary assets	[1]	1.1	0.6
Monetary liabilities	[1]	6.8	6.3
Net currency exposure	[1]	(5.7)	(5.7)
EUR
Disclosure of detailed information about financial instruments [line items]
Monetary assets		0.0	0.0
Monetary liabilities		0.9	0.1
Net currency exposure		(0.9)	(0.1)
CAD
Disclosure of detailed information about financial instruments [line items]
Monetary assets		0.0	3.7
Monetary liabilities		0.0	0.0
Net currency exposure		0.0	3.7
Other
Disclosure of detailed information about financial instruments [line items]
Monetary assets		0.0	0.0
Monetary liabilities		0.3	0.2
Net currency exposure		$ (0.3)	$ (0.2)

[1]	USD held by Canadian subsidiaries.